LEASES (Details Narrative) - CNY (¥)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Leases
Variable lease cost	¥ 0	¥ 0	¥ 0
Sublease income	¥ 0	¥ 0	¥ 0